CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 29, 2024	May 31, 2023	May 31, 2022	May 31, 2021	Jun. 30, 2020	Nov. 30, 2019	Jul. 31, 2019	Dec. 31, 2014
Short-Term Debt [Line Items]
Effective interest rate	10.00%	10.00%				8.00%	4.00%
Face amount	$ 18,900	$ 95,481	$ 63,904
Convertible debt						$ 2,000,000
Number of shares issued		101,806
Class of warrant or right outstanding		29,336	29,336	29,336
Warrant exercise price		$ 5.87	$ 5.87	$ 5.87
Warrants and rights outstanding term		5 years
Fair value of warrants issued		$ 125,289
Debt description		The discount was amortized on the interest method over the three-year term of the Note at an effective rate of 19%
Discount	18,900	$ 101,221
Alzheimers Drug Discover Foundation [Member]
Short-Term Debt [Line Items]
Securities borrowed					$ 246,000	$ 246,000
One Note [Member]
Short-Term Debt [Line Items]
Securities borrowed								$ 350,000
Second Note [Member]
Short-Term Debt [Line Items]
Securities borrowed								$ 75,000
Convertible Note [Member]
Short-Term Debt [Line Items]
Face amount	100,000
Discount	$ 18,900